UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Item 1. Reports to Stockholders.

The Advisors’ Inner Circle Fund II

The RSQ International Equity Fund

Semi-Annual Report	April 30, 2014

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2014

The Fund files its complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-355-4RSQ; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2014

Dear Shareholders:

Welcome to R Squared Capital Management (“R Squared”) and the RSQ International Equity Fund. Thank you for the trust you have placed in us. First and foremost, we feel it is important for you to know that our personal assets are invested alongside of yours, and we see compelling long term investment opportunities in the international equity markets. Recently, key US equity indices have hit new all-time highs, but many international stock markets are still down significantly from peak levels back in 2007.

At R Squared, we believe a diversified core portfolio, driven by dynamic sector and company fundamental analysis, is the key to delivering consistent, risk-adjusted, long-term performance in the international equity markets. Our investment team of 8 experienced professionals continuously searches for secular tailwinds at the country, sector, or company level. Our process is based on the international equity strategy my R Squared co-founder and I created over 15 years ago. Riad Younes and I have worked together since our days at Julius Baer Investment Management in 1995. Our Senior Partner and co-portfolio manager here at R Squared, Michael Testorf, joined us at Julius Baer in 1998. In fact, all of our colleagues worked with us at Julius Baer and/or Artio Global. We believe, as I hope you do, that our years of experience together provide a unique perspective in the world of international equity investing.

Many people have asked why we launched R Squared and what is driving us in this endeavor. It’s simple. We are going back to our roots…and that makes us excited about the future. Over the years, we’ve learned some valuable lessons, and launching R Squared gives us a chance to serve investors with that knowledge and experience, propelling us forward. I’d like to share our firm values with you as I feel they speak to who we are and what we stand for at R Squared.

Independence We are a privately held business owned by our founders and employees. We are committed to remaining in control of decisions that impact our firm, employees, and investors.

Discipline We are thoughtful and consistent in our approach and processes across the firm. We are committed to capacity constraint and preserving our ability to deliver alpha for investors.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2014

Excellence We are building portfolios that we believe are of the highest quality for long term value. We are committed to a tight-knit team of high integrity and exceptional talent.

We hope this will be the start of a long and prosperous partnership. If you need anything, please feel free to call our Shareholder Services team at (855) 355-4RSQ. We will also keep you informed online at our website www.rsquaredcapital.com.

Thank you again for the trust and confidence you have placed in us — we take the stewardship of your capital very seriously and are honored you have chosen R Squared.

Best Regards,

Richard Pell

Chairman

Mutual fund investing involves risk, including possible loss of principal. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, differences in generally accepted accounting principles, or from social, economic, or political instability in other nations. Emerging markets and small cap holdings involve heightened risk related to the same factors, as well as increased volatility and lower trading volume. REIT investments are subject to changes in economic conditions, credit risk and interest rate fluctuations. The fund may invest in derivatives, which are often more volatile than other investments and may magnify the Fund’s gains or losses. The use of leverage by the fund managers may accelerate the velocity of potential losses.

RSQ Funds are distributed by SEI Investments Distribution Co., which is not affiliated with R Squared Capital Management or any other affiliate.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2014 (Unaudited)

Sector Weightings†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.7%
	Shares	Value

AUSTRIA — 1.4%
Erste Group Bank	9,223	$309,347
Telekom Austria	42,397	420,320

		729,667

BELGIUM — 1.1%
KBC Groep	9,568	582,536

CANADA — 0.5%
Canadian National Railway	2,242	131,155
Suncor Energy	3,956	152,408

		283,563

CHINA — 1.4%
Vinda International Holdings	494,000	722,568

DENMARK — 2.9%
Danske Bank	45,472	1,283,983
Novo Nordisk, Cl B	4,796	216,232

		1,500,215

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FRANCE — 14.8%
Accor	6,550	$320,048
Airbus Group	9,259	635,360
AXA	10,532	274,176
BNP Paribas	14,699	1,102,817
Kering	1,132	250,192
Lafarge	6,714	613,021
L’Oreal	903	155,256
LVMH Moet Hennessy Louis Vuitton	655	128,737
Orange	42,455	687,264
Pernod Ricard	3,128	375,207
Sanofi	4,385	474,366
Schneider Electric	1,305	122,229
Societe Generale	19,323	1,200,303
Sodexo	8,758	943,549
Veolia Environnement	19,319	360,016
Vinci	1,819	137,054

		7,779,595

GERMANY — 15.3%
Allianz	1,425	246,684
BASF	3,008	347,967
Bayer	8,863	1,228,907
Bilfinger	3,504	416,033
Commerzbank*	46,320	822,406
Continental	1,751	409,945
Daimler	5,090	470,953
Deutsche Lufthansa	15,480	388,068
Deutsche Post	16,420	617,791
Deutsche Telekom	34,498	578,068
Fresenius & KGaA	1,852	281,314
HeidelbergCement	9,414	816,078

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

GERMANY — continued
Linde	2,343	$485,519
SAP	7,627	613,789
Siemens	2,163	284,917

		8,008,439

HONG KONG — 0.6%
Sands China	21,200	154,771
Wynn Macau	34,000	133,977

		288,748

IRELAND — 2.7%
Bank of Ireland*	2,893,462	1,135,383
CRH	9,529	276,110

		1,411,493

ITALY — 7.4%
Banca Popolare di Milano Scarl*	268,779	270,564
Banco Popolare SC*	16,946	348,690
Intesa Sanpaolo	352,521	1,202,426
Mediaset*	97,184	535,232
Telecom Italia	270,268	268,128
UniCredit	139,694	1,247,389

		3,872,429

JAPAN — 7.7%
Bridgestone	12,600	451,453
Daikin Industries	9,300	537,242
Denso	5,500	250,475
Honda Motor	6,700	221,694
Isuzu Motors	21,000	121,909
ITOCHU	14,600	163,509
Japan Tobacco	6,700	220,119

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

JAPAN — continued
KDDI	6,700	$356,940
Nitto Denko	3,800	164,053
Seven & I Holdings	9,500	374,885
SMC	1,000	237,641
Suzuki Motor	5,000	128,977
Toyota Motor	7,600	410,392
Unicharm	7,100	385,061

		4,024,350

MEXICO — 1.5%
Cemex ADR*	61,533	777,786

NETHERLANDS — 6.4%
ASML Holding	7,764	639,778
Constellium, Cl A*	9,880	301,537
Delta Lloyd	9,385	246,659
Heineken	3,647	252,839
ING Groep*	85,252	1,209,848
Koninklijke DSM	2,980	213,539
Koninklijke Philips	4,051	129,611
Ziggo	8,547	370,697

		3,364,508

PORTUGAL — 1.2%
Banco Espirito Santo*	358,551	634,366

SPAIN — 3.5%
Banco Bilbao Vizcaya Argentaria	36,628	449,210
Banco Popular Espanol	134,907	991,399
Mediaset Espana Comunicacion*	21,373	236,487
Telefonica	7,876	131,811

		1,808,907

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SWEDEN — 0.7%
Svenska Cellulosa SCA, Cl B	4,608	$128,760
Telefonaktiebolaget LM Ericsson, Cl B	20,158	242,815

		371,575

SWITZERLAND — 8.1%
Holcim*	3,063	280,400
Novartis	13,265	1,149,548
Roche Holding	3,419	1,001,876
Syngenta	915	362,279
UBS	46,158	964,629
Zurich Insurance Group	1,780	509,669

		4,268,401

TAIWAN — 0.9%
Taiwan Semiconductor Manufacturing ADR	23,340	469,134

UNITED KINGDOM — 13.6%
AstraZeneca	4,195	330,375
Barclays	62,149	264,665
BHP Billiton	6,891	223,292
BT Group, Cl A	21,150	131,603
Compass Group	8,503	135,251
Consort Medical	16,041	238,901
Experian	13,494	258,843
GKN	19,122	123,989
Glencore Xstrata	21,549	115,892
International Consolidated Airlines Group*	35,866	244,731
Lloyds Banking Group*	819,722	1,043,096
Prudential	12,415	284,789
Regus	270,272	953,815
Rolls-Royce Holdings	18,784	333,038
Shire	2,772	158,114

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — continued
Smith & Nephew	25,335	$393,359
Vodafone Group	257,610	974,161
Whitbread	2,451	168,857
WPP	34,551	743,271

		7,120,042

TOTAL COMMON STOCK (Cost $46,670,707)		48,018,322

PREFERRED STOCK — 1.7%
GERMANY — 1.7%
Henkel & KGaA	1,098	122,207
Porsche Automobil Holding	1,150	126,527
Volkswagen	2,482	667,983

TOTAL PREFERRED STOCK (Cost $917,683)		916,717

EXCHANGE TRADED FUND — 0.9%
iShares MSCI India Index ETF* (Cost $444,794)	73,600	469,568

SHORT-TERM INVESTMENT — 0.6%
SEI Daily Income Trust, Government Fund, 0.020% (A) (Cost $326,814)	326,814	326,814

TOTAL INVESTMENTS — 94.9% (Cost $48,359,998)		$49,731,421

Percentages are based on Net Assets of $52,423,985.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2014 (Unaudited)

The outstanding forward foreign currency contracts held by the Fund at April 30, 2014, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Depreciation
Northern Trust Company	7/22/14	EUR	1,097,000	USD	1,516,076	$(4,525)
Northern Trust Company	6/10/14	JPY	207,000,000	USD	2,009,709	(17,647)

						$(22,172)

For the period ended April 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2014.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

USD — U.S. Dollar

The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments and other financial instruments are measured at April 30, 2014

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Austria	$729,667	$—	$—	$729,667
Belgium	582,536	—	—	582,536
Canada	283,563	—	—	283,563
China	722,568	—	—	722,568
Denmark	1,500,215	—	—	1,500,215
France	7,779,595	—	—	7,779,595
Germany	8,008,439	—	—	8,008,439
Hong Kong	288,748	—	—	288,748
Ireland	1,411,493	—	—	1,411,493
Italy	3,872,429	—	—	3,872,429
Japan	4,024,350	—	—	4,024,350
Mexico	777,786	—	—	777,786
Netherlands	3,364,508	—	—	3,364,508
Portugal	634,366	—	—	634,366

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2014 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Spain	$1,808,907	$—	$—	$1,808,907
Sweden	371,575	—	—	371,575
Switzerland	4,268,401	—	—	4,268,401
Taiwan	469,134	—	—	469,134
United Kingdom	7,120,042	—	—	7,120,042

Total Common Stock	48,018,322	—	—	48,018,322
Preferred Stock	916,717	—	—	916,717
Exchange Traded Fund	469,568	—	—	469,568
Short-Term Investment	326,814	—	—	326,814

Total Investments in Securities	$49,731,421	$—	$—	$49,731,421

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Depreciation	$—	$(22,172)	$—	$(22,172)

*	Forwards contracts are valued at the net unrealized depreciation on the instrument.

For the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2 or Level 2 and Level 3 assets and liabilities.

For the period ended April 30, 2014, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2014 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $48,359,998)	$49,731,421
Foreign Currency, at Value (Cost $2,832,221)	2,863,758
Dividend and Interest Receivable	87,037
Deferred Offering Costs	42,794
Reclaim Receivable	42,188
Prepaid Expenses	2,314

Total Assets	52,769,512

Liabilities:
Payable for Investment Securities Purchased	263,765
Unrealized Loss on Forward Foreign Currency Contracts	22,172
Payable due to Administrator	11,507
Payable due to Adviser	9,312
Payable due to Trustees	2,017
Chief Compliance Officer Fees Payable	1,836
Distribution Fees Payable (Investor Class Shares)	102
Other Accrued Expenses and Other Payables	34,816

Total Liabilities	345,527

Net Assets	$52,423,985

Net Assets Consist of:
Paid-in Capital	$51,287,849
Undistributed Net Investment Income	728,084
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(973,137)
Net Unrealized Appreciation on Investments	1,371,423
Net Unrealized Appreciation on Forward Foreign Currency Contracts and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	9,766

Net Assets	$52,423,985

Institutional Class Shares:
Net Assets	$51,804,852
Outstanding Shares of Beneficial Interest (unlimited authorization—no par value)	5,086,313
Net Asset Value, Offering and Redemption Price Per Share	$10.19

Investor Class Shares:
Net Assets	$619,133
Outstanding Shares of Beneficial Interest (unlimited authorization—no par value)	60,821
Net Asset Value, Offering and Redemption Price Per Share	$10.18

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
FOR THE PERIOD ENDED
APRIL 30, 2014 (Unaudited)*

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$996,533
Less: Foreign Taxes Withheld	(35,761)

Total Investment Income	960,772

Expenses:
Investment Advisory Fees	168,900
Administration Fees	59,068
Distribution Fees (Investor Class)	460
Chief Compliance Officer Fees	4,185
Trustees’ Fees	5,012
Transfer Agent Fees	30,095
Deferred Offering Costs (See Note 2)	28,979
Custodian Fees	21,305
Legal Fees	16,508
Audit Fees	10,480
Printing Fees	7,746
Registration and Filing Fees	3,686
Other Expenses	10,515

Total Expenses	366,939

Less:
Investment Advisory Fee Waiver	(134,250)
Fees Paid Indirectly — Note 4	(1)

Net Expenses	232,688

Net Investment Income	728,084

Net Realized Gain (Loss) on:
Investments	(1,017,367)
Forward Contracts	15,479
Foreign Currency Transactions	28,751

Net Realized Loss	(973,137)

Net Unrealized Appreciation (Depreciation) on:
Investments	1,371,423
Forwards Contracts	(22,172)
Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	31,938

Net Unrealized Appreciation	1,381,189

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	408,052

Net Increase in Net Assets Resulting from Operations	$1,136,136

*	Commenced operations on November 27, 2013.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
Period Ended April 30, 2014 (Unaudited)*

Operations:
Net Investment Income	$728,084
Net Realized Loss on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions	(973,137)
Net Unrealized Appreciation on Investments, Forward Foreign Currency Contracts and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	1,381,189

Net Increase in Net Assets Resulting from Operations	1,136,136

Capital Share Transactions:(1)
Institutional Class Shares
Issued	50,680,140

Net Institutional Class Share Transactions	50,680,140

Investor Class Shares
Issued	607,709

Net Investor Class Share Transactions	607,709

Net Increase in Net Assets from Capital Share Transactions	51,287,849

Total Increase in Net Assets	52,423,985

Net Assets:
Beginning of Period	—

End of Period (including Undistributed Net Investment Income of $728,084)	$52,423,985

*	Commenced operations on November 27, 2013.

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout Each Period

	Institutional Class Shares
	Period Ended April 30, 2014 (Unaudited)*
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income**	0.15
Net Realized and Unrealized Gain	0.04

Total from Investment Operations	0.19

Net Asset Value, End of Period	$10.19

Total Return†	1.90%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$51,805
Ratio of Expenses to Average Net Assets(1)	1.10	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.73	%††
Ratio of Net Investment Income to Average Net Assets	3.45	%††
Portfolio Turnover Rate	46	%†††

*	Commenced operations on November 27, 2013.

**	Per share calculations were performed using average shares for the period.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

†††	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS — continued
Selected Per Share Date & Ratios For a Share Outstanding Throughout Each Period

	Investor Class Shares
	Period Ended April 30, 2014 (Unaudited)*
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income**	0.13
Net Realized and Unrealized Gain	0.05

Total from Investment Operations	0.18

Net Asset Value, End of Period	$10.18

Total Return†	1.80%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$619
Ratio of Expenses to Average Net Assets(1)	1.35	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	2.32	%††
Ratio of Net Investment Income to Average Net Assets	3.13	%††
Portfolio Turnover Rate	46	%†††

*	Commenced operations on November 27, 2013.

**	Per share calculations were performed using average shares for the period.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

†††	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2014

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 39 funds. The financial statements herein are those of the RSQ International Equity Fund (the “Fund”). The investment objective of the Fund is long-term growth of capital. The Fund is diversified and it’s investment objective is long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies located throughout the world, normally excluding the United States. Under normal market conditions, the Fund will invest in at least three countries outside the United States, and at least 65% of its net assets will be invested in non-U.S. companies, in both developed and emerging market countries. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Fund commenced operations on November 27, 2013.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2014

held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the R Squared Capital Management L.P. (the “Adviser”) of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. In addition, the SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2014

exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund uses Interactive Data Pricing and Reference Data, Inc., (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non- U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Administrator and can request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2014

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2014, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the Fund did not incur any significant interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2014

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains/(loss) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2014

contracts at the date of default. Refer to the Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2014, if applicable.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of April 30, 2014, the remaining amount still to be amortized for the Fund was $42,794.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee as a percentage of daily net assets equal 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% on assets over $500 million, subject to a minimum annual fee of $140,000.

The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, for Investor Class Shares that allows the Fund to pay distribution

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2014

and/or service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual distribution and/or service fee for Investor Class Shares of the Fund is 0.25%.

Citibank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

During the period ended April 30, 2014, the Fund earned cash management credits of $1 which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.10% and 1.35% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, until February 28, 2015. In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between total annual operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board of Trustees of the Trust, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2015.

As of April 30, 2014, fees which were previously waived by the Adviser that can be recaptured were $134,250, expiring in 2017.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2014

6. Share Transactions:

Period Ended April 30, 2014*

Shares Transactions:
Institutional Class Shares
Issued	5,086,313

Increase in Institutional Shares	5,086,313

Investor Class Shares
Issued	60,821

Increase in Investor Shares	60,821

*	Commenced operations on November 27, 2013.

7. Investment Transactions:

For the period ended April 30, 2014, the Fund made purchases of $70,793,863 and sales of $21,743,311 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Fund at April 30, 2014, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$48,359,998	$2,747,328	$(1,375,905)	$1,371,423

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2014

9. Concentration of Risks:

The Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

10. Other:

At April 30, 2014, 98% of the Institutional Class shares outstanding were held by two record shareholders and 90% of the Investor Class shares outstanding were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2014

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2014

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/13	Ending Account Value 4/30/14	Annualized Expense Ratios	Expenses Paid During Period
Actual Fund Return
Institutional Shares	$1,000.00	$1,019.00	1.10%	$4.69	*
Investor Shares	1,000.00	1,018.00	1.35	5.75	*

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,019.34	1.10%	$5.51	**
Investor Shares	1,000.00	1,018.10	1.35	6.76	**

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 154/365 (to reflect the period since inception to the period end April 30, 2014).

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2014

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on November 20, 2013 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance systems; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; and (x) the Adviser’s performance in managing similar accounts.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the approval of the Agreement, the

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2014

Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the proposed Agreement. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers proposed to be primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2014

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

RSQ International Equity Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-355-4RSQ

Adviser:

R Squared Capital Management L.P.

299 Park Avenue, 6th Floor

New York, NY 10171

Distributor:

SEI Investments Distribution Co.

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RSQ-SA-001-0100

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

By (Signature and Title)	/s/ James F. Volk
James F. Volk
Treasurer, Controller & CFO

Date: July 7, 2014